UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-451-2010
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS
VARIABLE EQUITY TRUST
LEGG MASON PARTNERS
VARIABLE CAPITAL PORTFOLIO
FORM N-Q
MARCH 31, 2008

LEGG MASON PARTNERS VARIABLE CAPITAL PORTFOLIO
Schedule of Investments (unaudited)
March 31, 2008

SHARES	SECURITY	VALUE

COMMON STOCKS — 95.4%
CONSUMER DISCRETIONARY — 8.2%
Media — 6.2%
275,000	Lions Gate Entertainment Corp. *	$2,681,250
450,000	Warner Music Group Corp.	2,241,000
615,000	WPP Group PLC	7,338,888

	Total Media	12,261,138

Specialty Retail — 2.0%
110,000	American Eagle Outfitters Inc.	1,926,100
40,000	Sherwin-Williams Co.	2,041,600

	Total Specialty Retail	3,967,700

	TOTAL CONSUMER DISCRETIONARY	16,228,838

ENERGY — 16.7%
Energy Equipment & Services — 10.7%
170,500	BJ Services Co.	4,860,955
26,300	Diamond Offshore Drilling Inc.	3,061,320
445,000	ION Geophysical Corp. *	6,141,000
209,500	Nabors Industries Ltd. *	7,074,815

	Total Energy Equipment & Services	21,138,090

Oil, Gas & Consumable Fuels — 6.0%
163,600	Newfield Exploration Co. *	8,646,260
79,080	SandRidge Energy Inc. *	3,095,982

	Total Oil, Gas & Consumable Fuels	11,742,242

	TOTAL ENERGY	32,880,332

FINANCIALS — 21.0%
Capital Markets — 6.0%
160,000	Invesco Ltd.	3,897,600
105,000	Lehman Brothers Holdings Inc.	3,952,200
96,100	Merrill Lynch & Co. Inc. (a)	3,915,114

	Total Capital Markets	11,764,914

Consumer Finance — 4.9%
221,500	American Express Co.	9,683,980

Diversified Financial Services — 4.9%
80,000	Bank of America Corp.	3,032,800
154,000	JPMorgan Chase & Co.	6,614,300

	Total Diversified Financial Services	9,647,100

Insurance — 3.3%
150,500	American International Group Inc.	6,509,125

Thrifts & Mortgage Finance — 1.9%
40,470	NewAlliance Bancshares Inc.	496,162
90,000	People's United Financial Inc.	1,557,900
75,000	Washington Federal Inc.	1,713,000

	Total Thrifts & Mortgage Finance	3,767,062

	TOTAL FINANCIALS	41,372,181

HEALTH CARE — 1.9%
Pharmaceuticals — 1.9%
180,000	Pfizer Inc.	3,767,400

INDUSTRIALS — 17.1%
Commercial Services & Supplies — 1.6%
126,000	Monster Worldwide Inc. *	3,050,460

Construction & Engineering — 3.7%
135,000	Quanta Services Inc. *	3,127,950

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE CAPITAL PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2008

Shares	Security	Value

Construction & Engineering — 3.7% (continued)
87,000	Shaw Group Inc. *	$4,101,180

	Total Construction & Engineering	7,229,130

Electrical Equipment — 0.9%
51,000	Thomas & Betts Corp. *	1,854,870

Industrial Conglomerates — 10.9%
339,500	General Electric Co.	12,564,895
65,000	McDermott International Inc. *	3,563,300
120,000	Tyco International Ltd.	5,286,000

	Total Industrial Conglomerates	21,414,195

	TOTAL INDUSTRIALS	33,548,655

INFORMATION TECHNOLOGY — 30.5%
Communications Equipment — 7.5%
420,000	Cisco Systems Inc. *	10,117,800
300,000	Comverse Technology Inc. *	4,620,000

	Total Communications Equipment	14,737,800

Computers & Peripherals — 7.7%
313,000	EMC Corp. *	4,488,420
42,900	International Business Machines Corp.	4,939,506
207,000	NetApp Inc. *	4,150,350
315,000	Palm Inc.	1,575,000

	Total Computers & Peripherals	15,153,276

Electronic Equipment & Instruments — 1.3%
235,000	Photon Dynamics Inc. *	2,491,000

Internet Software & Services — 1.1%
63,000	VeriSign Inc. *	2,094,120

IT Services — 4.6%
260,000	Accenture Ltd., Class A Shares	9,144,200

Semiconductors & Semiconductor Equipment — 5.3%
1,067,000	LSI Corp. *	5,281,650
180,000	Texas Instruments Inc.	5,088,600

	Total Semiconductors & Semiconductor Equipment	10,370,250

Software — 3.0%
100,000	Blackboard Inc. *	3,333,000
115,000	Check Point Software Technologies Ltd. *	2,576,000

	Total Software	5,909,000

	TOTAL INFORMATION TECHNOLOGY	59,899,646

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $203,345,455)	187,697,052

Face Amount

SHORT-TERM INVESTMENT — 6.1%
Repurchase Agreement — 6.1%
$11,981,000	State Street Bank & Trust Co. dated 3/31/08, 0.870% due 4/1/08; Proceeds due at maturity - $11,981,290; (Fully collateralized by U.S. Treasury Bonds, 4.375% due 2/15/38; Market value - $12,222,113) (Cost - $11,981,000)	11,981,000

	TOTAL INVESTMENTS — 101.5% (Cost — $215,326,455#)	199,678,052
	Liabilities in Excess of Other Assets — (1.5)%	(3,006,800)

	TOTAL NET ASSETS & — 100.0%	$196,671,252

See Notes to Schedule of Investments.

LEGG MASON PARTNERS VARIABLE CAPITAL PORTFOLIO
Schedule of Investments (unaudited) (continued)
March 31, 2008

*	Non-income producing security.

(a)	All or a portion of this security is segregated for written options.

#	Aggregate cost for federal income tax purposes is substantially the same.
Schedule of Options Written

		Expiration	Strike
Contracts	Security	Date	Price	Value
240	Merrill Lynch & Co. Inc., Call	4/19/08	$52.50	$6,960
	(Premiums Received — $43,039)
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Capital Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies or through eligible pension or qualified plans.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(b) Written Options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund..
The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investment Valuation
Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value,

Notes to Schedule of Investments (unaudited) (continued)
such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

			Other Significant	Significant
		Quoted Prices	Observable Inputs	Unobservable Inputs
	3/31/2008	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$199,678,052	$187,697,052	$11,981,000	—
Other Financial Instruments*	36,079	36,079	—	—

Total	$199,714,131	$187,733,131	$11,981,000	—

*	Other financial instruments include written options.
3. Investments
At March 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,580,570
Gross unrealized depreciation	(21,228,973)

Net unrealized depreciation	$(15,648,403)

During the period ended March 31, 2008, written option transactions for the Fund were as follows:

	Number of
	Contracts	Premiums
Options written, outstanding December 31, 2007	230	$43,009
Options written	490	117,301
Options closed	(380)	(107,058)
Options expired	(100)	(10,213)

Options written, outstanding March 31, 2008	240	$43,039

4. Recent Accounting Pronouncements
In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Partners Variable Equity Trust
By /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer
Date: May 22, 2008
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer
Date: May 22, 2008
By: /s/ Kaprel Ozsolak
      Kaprel Ozsolak
      Chief Financial Officer
Date: May 22, 2008